CASH	12 Months Ended
Dec. 31, 2011
CASH
3.	CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2011 and 2010 consists of the following:

	2011	2010

Bank balances and cash (a)	$364,731,170	$186,007,601
Less: Restricted cash (b)	(118,130,253)	(66,530,303)
	$246,600,917	$119,477,298
Non-current portion
Certificates of deposit (c )	$3,177,679	$-

(a)	Bank balances and cash

Unrestricted cash as of December 31, 2011 and 2010 was $246,600,917 and $119,477,298, respectively. As of December 31, 2011 and 2010, unrestricted cash of $234,778,502 and $113,719,383 was held respectively, in Renminbi on deposit with banks located in the PRC. Renminbi is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.

(b)	Restricted cash

As of December 31, 2011 and 2010 the Group's cash amounting to $118,130,253 and $66,530,303 respectively, were restricted and deposited in certain banks as security for notes payable to the banks.

(c)	Certificates of deposit

As of December 31, 2011, the Certificates of deposit were held in Renminbi on deposit with bank located in the PRC. The annual interest rate is 5%. The Certificates of deposit matures on December 12, 2014.

As of December 31, 2011, cash is classified by geographical areas is set out as follows:

	Bank balances		Certificates of
	and cash	Restricted Cash	deposit	2011

Hong Kong	$8,339,234	$-	$-	$8,339,234
United States	3,483,181	-	-	3,483,181
Mainland China	234,778,502	118,130,253	3,177,679	356,086,434
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

As of December 31, 2010, cash is classified by geographical areas is set out as follows:

	Bank balances and		Certificates of
	cash	Restricted Cash	deposit	2010

Hong Kong	$5,757,915	$-	$-	$5,757,915
United States	-	-	-	-
MainlandChina	113,719,383	66,530,303	-	180,249,686
	$119,477,298	$66,530,303	$-	$186,007,601

Maximum exposure to credit risk:

As of December 31, 2011, cash is denominated in the following currencies:

	Bank balances and		Certificates of
	cash	Restricted Cash	deposit	2011

USD	$11,821,253	$-	$-	$11,821,253
RMB	234,778,502	118,130,253	3,177,679	356,086,434
HKD	1,162	-	-	1,162
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

As of December 31, 2010, cash is denominated in the following currencies:

	Bank balances and		Certificates of
	cash	Restricted Cash	deposit	2010

USD	$5,744,923	$-	$-	$5,744,923
RMB	113,719,383	66,530,303	-	180,249,686
HKD	12,992	-	-	12,992
	$119,477,298	$66,530,303	$-	$186,007,601